Future Abandonment Cost - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Accretion expense	$ 856	$ 900	$ 3,821	$ 3,621	$ 3,000